INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Federal
State
Current tax expense
Deferred tax expense (benefit):
Allowance for doubtful accounts
Depreciation
Goodwill - Impaired
Goodwill	$ 127,777	$ 127,777	$ 511,108	$ 511,108
Valuation Allowance	(241,394)	(209,763)	(1,210,250)	(568,016)
Net operating loss carryforward	$ 113,617	$ 81,986	$ 699,142	$ 56,908
Subtotal deferred tax expense/(benefit)
Income tax expense/(benefit)